Trade receivables, contract assets and other receivables - Additional information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Trade receivables, contract assets and other receivables
Increase (Decrease) in trade receivables, contract assets and other receivables.	€ 2,700,000
Increase (decrease) in trade receivables.	1,600,000
Increase (Decrease) In other receivables	1,200,000
Increase (decrease) in prepayments	357,000
Increase (decrease) in current tax receivable	(314,000)
Unbilled receivables included in trade receivables	€ 0	€ 0